091-02015

| For Internal Use Only | Submit 1 Origina | 07071002 | al | RECEIVED 2007 AUG 31 AM 11:30 SEC / MR |
|---|---|---|---|---|
| Sec File No. 91 - | | | | Expires: |
| | | | | Estimated average burden hours per response: 2.00 |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New
**Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
**Morningstar Manufacturing Super Sector Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
MZG

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Exchange, American Stock Exchange, Nasdaq Stock Market

PROCESSED
OCT 03 2007
THOMSON FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
**Not applicable.**

**Part II — Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
**Corporate Secretary**

Telephone Number:
**(212) 656-2062**

Manual Signature of Official Responsible for Form: [signature]

**August 28, 2007**

SEC 2449 (1/99)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | AUG 3 1 2007 |

**Mary Yeager**
*Corporate Secretary*

NYSE Arca.

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

RECEIVED
2007 AUG 31 AM 11:50
SEC / MR

**Via Overnight Mail**

August 30, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Claymore Exchange-Traded Fund Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Claymore Exchange-Traded Fund Trust, Claymore/Morningstar Information Super Sector Index ETF (Ticker Symbol MZN).
- Claymore Exchange-Traded Fund Trust, Claymore/Morningstar Manufacturing Super Sector Index ETF (Ticker Symbol MZG); and
- Claymore Exchange-Traded Fund Trust, Claymore/Morningstar Services Super Sector Index ETF (Ticker Symbol MZO).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | AUG 3 1 200 |

END